EQUITY (Details) (JPY ¥)	0 Months Ended		12 Months Ended
	Mar. 15, 2012	Sep. 12, 2011	Mar. 31, 2013
EQUITY
Dividend payment term on meeting certain criteria			1 year
Dividend payment, normal term			2 years
Minimum amount of net assets to be maintained after dividend distribution			¥ 3,000,000
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital			10.00%
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital, until appropriated aggregate amount equals a percentage of common stock			25.00%
Retained earnings determined under accounting principles generally accepted in Japan			¥ 1,863,844,000
Stock split ratio	2	2